Other Income (Expense), net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Details of Components of Other Income (Expense), Net

The components of other income (expense), net are as follows:

	Three Months Ended March 31,
	2012	2013
Foreign currency gains (losses)	$(603)	$260
Unrealized gains (losses) related to forward contracts	2,834	(188)
Loss on sale of receivables	(204)	(373)
Miscellaneous income (expense)	920	(31)

Other income (expense), net	$2,947	$(332)

The components of other income (expense), net consists of:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Foreign currency gains (losses)	$(20,779)	$3,355	$2,757	$(6,824)
Unrealized gains (losses) related to forward contracts	—	—	(5,280)	4,392
Loss on sale of receivables	(377)	(715)	(1,656)	(947)
Gain on partial sale of joint venture	—	—	11,423	—
Miscellaneous income (expense)	—	1,574	(70)	3,316

Other income (expense), net	$(21,156)	$4,214	$7,174	$(63)